Cover	Dec. 12, 2022
Cover [Abstract]
Entity Registrant Name	BODY AND MIND INC.
Entity Central Index Key	0001715611
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Body and Mind Inc. (the “Company”) is filing this Amendment No. 1 (the “Amendment No. 1”) to the Current Report on Form 8-K (the “Original Filing”) as originally filed with the U.S. Securities and Exchange Commission on December 23, 2022 (the “Original Filing Date”) in order to file Exhibit 4.1, which was inadvertently not filed with the Original Filing. This Amendment No. 1 does not amend, modify or otherwise update any other information in the Original Filing. In addition, this Amendment No. 1 does not reflect events that may have occurred subsequent to the Original Filing Date.
Entity Emerging Growth Company	true
Document Period End Date	Dec. 12, 2022
Entity Ex Transition Period	true
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-1319227
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-55940
Entity Address Address Line 1	750 – 1095 West Pender Street
Entity Address City Or Town	Vancouver
Entity Address Country	CA
Entity Address Postal Zip Code	V6E 2M6
City Area Code	800
Local Phone Number	361-6312